UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1. Name and address of issuer:

	BofA Funds Series Trust (formerly Columbia Funds Series Trust) One Hundred Federal Street
	Boston, MA 02110

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []

BofA California Tax-Exempt Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily and Institutional Class Shares
BofA Tax-Exempt Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily and Institutional Class and Class A and Retail A and G-Trust Shares
BofA Cash Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily and Institutional Class and Class A, B, C and Z and Marsico Shares
BofA Treasury Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily, Institutional Class and Class A Shares
BofA Government Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily, Institutional Class, Class A, Retail A Shares and G-Trust Shares
BofA Municipal Reserves, Capital, Trust, Liquidity, Adviser, Investor, Daily, Institutional Class and Z Shares
BofA Money Market Reserves, Capital, Trust, Liquidity, Adviser, Investor, Institutional Class, Retail A and G-Trust Shares
BofA New York Tax-Exempt Reserves, Capital, Trust, Adviser, Institutional Class and Retail A, G-Trust Shares and Class A, Daily Class Shares
BofA Government Plus Reserves, Capital, Trust, Liquidity, Adviser and Institutional Class and Retail A and G-Trust Shares
BofA Connecticut Municipal Reserves, Retail A and G-Trust Shares
BofA Massachusetts Municipal Reserves, Retail A and G-Trust Shares
BofA Daily Cash Reserves, Trust Shares




3. Investment Company Act File Number:

	811-22357

Securities Act File Number:

	333-163352

4(a).  Last day of fiscal year for which this Form is filed:

	08/31/2010


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year
pursuant to section 24(f):                          $211,120,911,856


(ii)Aggregate price of securities redeemed or repurchased
during the fiscal year:	                            $255,488,737,881


(iii)Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce registration
fees payable to the Commission:                     $ 35,878,045,283


(iv)Total available redemption credits
[add Items5(ii) and 5(iii)]:                     -  $291,366,783,164


(v)Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                             $0


(vi)Redemption credits available for use in
 future years                                      $(80,245,871,308)

- if Item 5(i) is less than Item 5(iv)
 [subtract Item 5(iv) from Item 5(i)]:


(vii)Multiplier for determining registration fee (See
Instruction C.9):                                       x $0.0000713


(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0 if no fee is due):                             = $0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registeredunder the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a numberof shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal yearfor which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):                                             +$0


8.  Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:                         =$0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

Method of Delivery:  N/A

( ) Wire Transfer
( ) Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/  Jeffrey R. Coleman

Jeffrey R. Coleman, Treasurer
Date: 11/24/2010